SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	50 years
Machinery and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	3 years
Machinery and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	10 years
Furniture | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	3 years
Furniture | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	5 years
Office and electronic equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	2 years
Office and electronic equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	3 years
Motor vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Useful Life	4 years